Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	£ 2,264	£ 2,724	£ 2,555
Interest paid (including lease interest)	(179)	(175)	(179)
Interest received	7	4	24
Tax paid (net)	(496)	(464)	(415)
Net cash from operating activities	1,596	2,089	1,985
Cash flows from investing activities
Acquisitions	(869)	(423)	(935)
Purchases of property, plant and equipment	(43)	(47)	(56)
Expenditure on internally developed intangible assets	(319)	(333)	(306)
Purchase of investments	(2)	(8)	(13)
Proceeds from disposals of property, plant and equipment		2	4
Gross proceeds from business disposals	54	82	34
Payments on business disposals	(25)	(40)	(29)
Dividends received from joint ventures	31	34	30
Net cash used in investing activities	(1,173)	(733)	(1,271)
Cash flows from financing activities
Dividends paid to shareholders	(880)	(842)	(796)
Distributions to non-controlling interests	(6)	(9)	(8)
(Decrease)/increase in short-term bank loans, overdrafts and commercial paper	(436)	98	147
Issuance of term debt	2,342	729	958
Repayment of term debt	(1,233)	(617)	(211)
Repayment of leases	(105)	(102)	(95)
Receipts in respect of subleases	15	16	14
Disposal of non-controlling interest		6
Repurchase of ordinary shares	(150)	(600)	(700)
Purchase of shares by Employee Benefit Trust	(37)	(37)	(43)
Proceeds on issue of ordinary shares	16	29	21
Net cash used in financing activities	(474)	(1,329)	(713)
(Decrease)/increase in cash and cash equivalents	(51)	27	1
Movement in cash and cash equivalents
At start of year	138	114	111
(Decrease)/increase in cash and cash equivalents	(51)	27	1
Exchange translation differences	1	(3)	2
At end of year	£ 88	£ 138	£ 114